Note 1 - Basis of Presentation and General Information - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Cash and cash equivalents	$ 279,055	$ 143,922	$ 155,668
Restricted cash – current portion	6,980	4,998	6,592
Restricted cash – non-current portion	62,896	$ 42,976	38,837
Total cash, cash equivalents and restricted cash	$ 348,931		$ 201,097